COMMON STOCK PURCHASE WARRANTS AND WARRANT LIABILITY (Details Narrative)			1 Months Ended				3 Months Ended			6 Months Ended			12 Months Ended
	Oct. 16, 2021 USD ($) $ / shares shares	Nov. 27, 2020 shares	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) shares	May 31, 2020 USD ($)	Jan. 31, 2020 USD ($) shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2021 shares	Apr. 30, 2022 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) $ / shares	Oct. 31, 2020 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Jun. 03, 2021 shares	Jun. 01, 2021 shares	Apr. 14, 2021 $ / shares
Number of warrants to purchase common stock							377,818			377,818		4,978	377,818	4,978
Warrants exercise price | $ / shares							$ 20.00			$ 20.00		$ 29.76	$ 24.00	$ 29.76
Warrants outstanding							377,818			377,818
Proceeds from issuance of IPO | $			$ 762,000	$ 8,500,000	$ 40,000,000	$ 9,600,000						$ 1,583,000
Loss on shares issued in settlement of warrants | $	$ 77,000													$ (77,000)
Common stock par or stated value per share | $ / shares							$ 0.001			$ 0.001		$ 0.001	$ 0.001	$ 0.001
Common stock shares authorized							170,000,000			170,000,000		170,000,000	170,000,000	170,000,000	300,000,000	170,000,000
Fair value of the warrant liability | $							$ 563,000			$ 563,000		$ 17,000	$ 4,929,000	$ 17,000
Income on fair value of warrants | $													1,000,000.0
Income on fair value of warrants | $							$ 564,000	$ 995,000		$ 4,366,000	$ 968,000		(970,000)
Measurement Input, Exercise Price [Member]
Warrants, measurement input	100.00
Measurement Input, Share Price [Member]
Warrants, measurement input	32.48
Measurement Input, Expected Term [Member]
Warrants and rights outstanding term	4 years 9 months 3 days
Measurement Input, Price Volatility [Member]
Warrants, measurement input fair value, percentage	101.18%
Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input fair value, percentage	0.32%
Private Exchange Agreement [Member]
Number of warrants to purchase common stock	62,500
Warrants exercise price | $ / shares	$ 100.00
Warrants maturity date	Jul. 21, 2025
Private Exchange Agreement [Member] | Investor [Member]
Advaxis public offerings, net of offering costs, shares	37,500
IPO [Member]
Proceeds from issuance of IPO | $													$ 3,800,000
Advaxis public offerings, net of offering costs, shares		333,333
Common stock shares authorized							300,000,000			300,000,000			300,000,000
Private Placement [Member]
Number of warrants to purchase common stock				191,667
Warrants exercise price | $ / shares							$ 56.00			$ 56.00			$ 56.00
Warrants and rights outstanding term				5 years													5 years
Minimum [Member]
Warrants exercise price | $ / shares												$ 0		$ 0
Common stock shares authorized															170,000,000
Maximum [Member]
Warrants exercise price | $ / shares												$ 29.76		$ 29.76
Common stock shares authorized															300,000,000
Maximum [Member] | Private Placement [Member]
Number of warrants to purchase common stock						62,500
Warrant [Member]
Number of warrants to purchase common stock							377,818			377,818			377,818
Warrants exercise price | $ / shares							$ 20.00			$ 20.00			$ 224.00
Warrants outstanding													377,818
Advaxis public offerings, net of offering costs, shares													406
Warrant [Member] | IPO [Member]
Number of warrants to purchase common stock													134,437
Warrant [Member] | Minimum [Member]
Warrants exercise price | $ / shares													$ 24.00
Warrant [Member] | Maximum [Member]
Warrants exercise price | $ / shares													$ 224.00
Common Stock [Member]
Number of warrants to purchase common stock												4,978		4,978
Advaxis public offerings, net of offering costs, shares								230,794	383,333				614,127	156,113
Common Stock [Member] | IPO [Member]
Number of warrants to purchase common stock													134,437
Equity Warrants [Member]
Number of warrants to purchase common stock							201,874			201,874		4,092	201,874	4,092
Number of warrants to purchase common stock													201,874
Warrants outstanding							377,818			377,818		4,978	377,818	4,978
Pre Funded Warrant [Member]
Warrants exercise price | $ / shares								$ 56.00			$ 56.00
Pre Funded Warrant [Member] | IPO [Member]
Prefunded warrants to purchase common shares exercised													95,899
Prefunded warrants to purchase common exchange shares													95,899
Warrant Liability [Member]
Number of warrants to purchase common stock												886		886
Warrants exercise price | $ / shares							$ 20.00			$ 20.00		$ 29.60	$ 24.00	$ 29.60
Warrants outstanding												4,978		4,978
Warrant Liability [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term							2 years 4 months 13 days			2 years 4 months 13 days		3 years 10 months 13 days	2 years 10 months 13 days	3 years 10 months 13 days
Warrant Liability [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input							109			109		106	123	106
Warrant Liability [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input							2.79			2.79		0.29	0.77	0.29
Warrant Liability [Member] | April 2022 Private Placement Offering And September 2018 Public Offering [Member]
Number of warrants to purchase common stock													175,944
Warrants outstanding													377,818
Warrant Liability [Member] | Private Placement [Member]
Number of warrants to purchase common stock							175,944			175,944			175,944
Warrants exercise price | $ / shares							$ 56.00			$ 56.00			$ 56.00				$ 56.00
Warrants outstanding							377,818			377,818			377,818
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Expected Term [Member]
Warrants and rights outstanding term							5 years			5 years			5 years
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Price Volatility [Member]
Warrants, measurement input							110			110			106				106
Warrant Liability [Member] | Private Placement [Member] | Measurement Input, Risk Free Interest Rate [Member]
Warrants, measurement input							2.92			2.92			1.18				0.85
Warrant Liability [Member] | Minimum [Member]
Warrants exercise price | $ / shares							$ 20.00			$ 20.00			$ 24.00
Warrant Liability [Member] | Maximum [Member]
Warrants exercise price | $ / shares							$ 1,800.00			$ 1,800.00			$ 1,800.00